UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street® Communication Services Select Sector SPDR® Premium Income ETF

XLCI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,511,313
  Number of Portfolio Holdings3
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,686

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	101.1%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(1.1%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Communication Services Select Sector SPDR Premium Income Fund to the State Street® Communication Services Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLCI

State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF

XLYI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,226,038
  Number of Portfolio Holdings3
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,407

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.0%
Short-Term Investments	0.2%
Written Call Options	(0.2%)

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Consumer Discretionary Select Sector SPDR Premium Income Fund to the State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLYI

State Street® Consumer Staples Select Sector SPDR® Premium Income ETF

XLSI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® Premium Income ETF	$11	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,413,892
  Number of Portfolio Holdings3
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,401

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.1%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.1%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Consumer Staples Select Sector SPDR Premium Income Fund to the State Street® Consumer Staples Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLSI

State Street® Energy Select Sector SPDR® Premium Income ETF

XLEI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,577,669
  Number of Portfolio Holdings4
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$2,579

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.7%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.7%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Energy Select Sector SPDR Premium Income Fund to the State Street® Energy Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLEI

State Street® Financial Select Sector SPDR® Premium Income ETF

XLFI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,981,688
  Number of Portfolio Holdings3
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,609

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.4%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.4%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Financial Select Sector SPDR Premium Income Fund to the State Street® Financial Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLFI

State Street® Health Care Select Sector SPDR® Premium Income ETF

XLVI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$11,624,214
  Number of Portfolio Holdings4
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$3,685

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.5%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.5%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Health Care Select Sector SPDR Premium Income Fund to the State Street® Health Care Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLVI

State Street® Industrial Select Sector SPDR® Premium Income ETF

XLII

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,241,587
  Number of Portfolio Holdings4
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,132

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.5%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.5%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Industrial Select Sector SPDR Premium Income Fund to the State Street® Industrial Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLII

State Street® Materials Select Sector SPDR® Premium Income ETF

XLBI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,125,543
  Number of Portfolio Holdings3
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$2,285

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.7%
Short-Term Investments	0.1%
Written Call Options	(0.8%)

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Materials Select Sector SPDR Premium Income Fund to the State Street® Materials Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLBI

State Street® Real Estate Select Sector SPDR® Premium Income ETF

XLRI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® Premium Income ETF	$11	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,417,180
  Number of Portfolio Holdings3
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,625

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.5%
Short-Term Investments	0.1%
Written Call Options	(0.6%)

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Real Estate Select Sector SPDR Premium Income Fund to the State Street® Real Estate Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLRI

State Street® Technology Select Sector SPDR® Premium Income ETF

XLKI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,056,869
  Number of Portfolio Holdings3
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$2,510

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	101.3%
Short-Term Investments	0.1%
Written Call Options	(1.4%)

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Technology Select Sector SPDR Premium Income Fund to the State Street® Technology Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLKI

State Street® Utilities Select Sector SPDR® Premium Income ETF

XLUI

Annual Shareholder Report

December 31, 2025

Principal Listing Exchange: NYSE Arca Exchange

This annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$5,471,281
  Number of Portfolio Holdings4
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$3,042

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.3%
Short-Term Investments	0.2%
Written Call Options	(0.5%)

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Utilities Select Sector SPDR Premium Income Fund to the State Street® Utilities Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XLUI

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has one Board member serving on the Audit Committee that possesses the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Teresa S. Polley is the registrant’s audit committee financial expert. The Board has determined that the foregoing person is “independent” in that, (i) other than in her capacity as a member of the Audit Committee and the Board of Trustees of the registrant, she has not accepted, directly or indirectly, any consulting, advisory or other compensatory fee from the registrant, and (ii) she is not an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal year ended December 31, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, was $146,575. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal year ended December 31, 2025, there was no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by Cohen & Company for the review of year-end distribution requirements was $27,000.

(d) All Other Fees.

For the fiscal year ended December 31, 2025, there were no fees billed for professional services rendered by Cohen & Company for products and services provided by Cohen & Company to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal year ended December 31, 2025, the aggregate fees for professional services rendered by Cohen & Company for products and services provided by Cohen & Company to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee was approximately $0.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

(a)

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

(b)

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

(e)

Application of De Minimis Exception. The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by Cohen & Company for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

FY 2025 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)
Investment Adviser:	—
Other entities in the Investment Company Complex
Audit Related Fees	$0
Tax Fees	$0
All Other Fees	$0

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Ashley T. Rabun, Allison Grant Williams, Sheila Hartnett-Devlin, James Jessee, Teresa Polley and James Ross.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2025
THE SELECT SECTOR SPDR TRUST
State Street Communication Services Select Sector SPDR Premium Income ETF
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
State Street Consumer Staples Select Sector SPDR Premium Income ETF
State Street Energy Select Sector SPDR Premium Income ETF
State Street Financial Select Sector SPDR Premium Income ETF
State Street Health Care Select Sector SPDR Premium Income ETF
State Street Industrial Select Sector SPDR Premium Income ETF
State Street Materials Select Sector SPDR Premium Income ETF
State Street Real Estate Select Sector SPDR Premium Income ETF
State Street Technology Select Sector SPDR Premium Income ETF
State Street Utilities Select Sector SPDR Premium Income ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Schedules of Investments
State Street Communication Services Select Sector SPDR Premium Income ETF (XLCI) (formerly The Communication Services Select Sector SPDR Premium Income Fund)	1
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF (XLYI) (formerly The Consumer Discretionary Select Sector SPDR Premium Income Fund)	3
State Street Consumer Staples Select Sector SPDR Premium Income ETF (XLSI) (formerly The Consumer Staples Select Sector SPDR Premium Income Fund)	5
State Street Energy Select Sector SPDR Premium Income ETF (XLEI) (formerly The Energy Select Sector SPDR Premium Income Fund)	7
State Street Financial Select Sector SPDR Premium Income ETF (XLFI) (formerly The Financial Select Sector SPDR Premium Income Fund)	9
State Street Health Care Select Sector SPDR Premium Income ETF (XLVI) (formerly The Health Care Select Sector SPDR Premium Income Fund)	11
State Street Industrial Select Sector SPDR Premium Income ETF (XLII) (formerly The Industrial Select Sector SPDR Premium Income Fund)	13
State Street Materials Select Sector SPDR Premium Income ETF (XLBI) (formerly The Materials Select Sector SPDR Premium Income Fund)	15
State Street Real Estate Select Sector SPDR Premium Income ETF (XLRI) (formerly The Real Estate Select Sector SPDR Premium Income Fund)	17
State Street Technology Select Sector SPDR Premium Income ETF (XLKI) (formerly The Technology Select Sector SPDR Premium Income Fund)	19
State Street Utilities Select Sector SPDR Premium Income ETF (XLUI) (formerly The Utilities Select Sector SPDR Premium Income Fund)	21
Financial Statements (N-CSR Item 7)	23
Financial Highlights (N-CSR Item 7)	31
Notes to Financial Statements (N-CSR Item 7)	42
Report of Independent Registered Public Accounting Firm (N-CSR Item 7)	52
Other Information (N-CSR Item 7)	53
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11)	54
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 101.1%
State Street Communication Services Select Sector SPDR ETF (a) (b) (Cost $1,385,908)	12,972	$1,527,064
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $407)	407	407
TOTAL INVESTMENTS — 101.1% (Cost $1,386,315)		1,527,471
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(16,158)
NET ASSETS — 100.0%		$1,511,313

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Communication Services Select Sector SPDR ETF	N/A	USD 118	01/16/2026	(129)	USD (1,522,200)	$ (15,803)	$(12,126)	$(3,677)

During the period ended December 31, 2025, the average value related to written call option contracts was $(12,161).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,527,064	$—	$—	$1,527,064
Short-Term Investment	407	—	—	407
TOTAL INVESTMENTS	$1,527,471	$—	$—	$1,527,471
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(15,803)	$—	$—	$(15,803)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(15,803)	$—	$—	$(15,803)
See accompanying notes to financial statements.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Communication Services Select Sector SPDR ETF	—	$—	$2,250,369	$873,529	$9,068	$141,156	12,972	$1,527,064	$10,401
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	76,431	76,024	—	—	407	407	72
Total		$—	$2,326,800	$949,553	$9,068	$141,156		$1,527,471	$10,473
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
State Street Consumer Discretionary Select Sector SPDR ETF (a) (b) (Cost $1,156,813)	10,272	$1,226,579
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $1,989)	1,989	1,989
TOTAL INVESTMENTS — 100.2% (Cost $1,158,802)		1,228,568
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,530)
NET ASSETS — 100.0%		$1,226,038

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Consumer Discretionary Select Sector SPDR ETF	N/A	USD 125	01/16/2026	(102)	USD (1,275,000)	$ (2,244)	$(9,175)	$6,931

During the period ended December 31, 2025, the average value related to written call option contracts was $(11,053).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,226,579	$—	$—	$1,226,579
Short-Term Investment	1,989	—	—	1,989
TOTAL INVESTMENTS	$1,228,568	$—	$—	$1,228,568
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(2,244)	$—	$—	$(2,244)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,244)	$—	$—	$(2,244)
See accompanying notes to financial statements.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Consumer Discretionary Select Sector SPDR ETF	—	$—	$1,270,785	$118,813	$4,841	$69,766	10,272	$1,226,579	$4,788
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	83,429	81,440	—	—	1,989	1,989	85
Total		$—	$1,354,214	$200,253	$4,841	$69,766		$1,228,568	$4,873
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1%
State Street Consumer Staples Select Sector SPDR ETF (a) (b) (Cost $1,475,078)	18,209	$1,414,475
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $475)	475	475
TOTAL INVESTMENTS — 100.1% (Cost $1,475,553)		1,414,950
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,058)
NET ASSETS — 100.0%		$1,413,892

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Consumer Select Sector SPDR ETF	N/A	USD 81	01/16/2026	(181)	USD (1,466,100)	$ (724)	$(6,738)	$6,014

During the period ended December 31, 2025, the average value related to written call option contracts was $(4,362).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,414,475	$—	$—	$1,414,475
Short-Term Investment	475	—	—	475
TOTAL INVESTMENTS	$1,414,950	$—	$—	$1,414,950
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(724)	$—	$—	$(724)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(724)	$—	$—	$(724)
See accompanying notes to financial statements.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Consumer Staples Select Sector SPDR ETF	—	$—	$1,505,974	$30,201	$(695)	$(60,603)	18,209	$1,414,475	$19,787
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	62,141	61,666	—	—	475	475	72
Total		$—	$1,568,115	$91,867	$(695)	$(60,603)		$1,414,950	$19,859
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.7%
State Street Energy Select Sector SPDR ETF (a) (b) (Cost $4,634,073)	103,095	$4,609,377
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $1,956)	1,956	1,956
TOTAL INVESTMENTS — 100.7% (Cost $4,636,029)		4,611,333
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(33,664)
NET ASSETS — 100.0%		$4,577,669

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Energy Select Sector SPDR ETF	N/A	USD 47	01/16/2026	(95)	USD (451,250)	$ (427)	$(4,655)	$4,228
State Street Energy Select Sector SPDR ETF	N/A	USD 46	01/16/2026	(926)	USD (4,213,300)	(32,410)	(49,922)	17,512
						$(32,837)	$(54,577)	$21,740

During the period ended December 31, 2025, the average value related to written call option contracts was $(25,590).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,609,377	$—	$—	$4,609,377
Short-Term Investment	1,956	—	—	1,956
TOTAL INVESTMENTS	$4,611,333	$—	$—	$4,611,333
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(32,837)	$—	$—	$(32,837)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(32,837)	$—	$—	$(32,837)
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Energy Select Sector SPDR ETF	—	$—	$5,554,847	$925,845	$5,071	$(24,696)	103,095	$4,609,377	$43,562
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	292,795	290,839	—	—	1,956	1,956	190
Total		$—	$5,847,642	$1,216,684	$5,071	$(24,696)		$4,611,333	$43,752
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.4%
State Street Financial Select Sector SPDR ETF (a) (b) (Cost $1,914,843)	36,317	$1,989,082
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $495)	495	495
TOTAL INVESTMENTS — 100.4% (Cost $1,915,338)		1,989,577
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,889)
NET ASSETS — 100.0%		$1,981,688

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Financial Select Sector SPDR ETF	N/A	USD 56	01/16/2026	(362)	USD (2,027,200)	$ (7,421)	$(12,670)	$5,249

During the period ended December 31, 2025, the average value related to written call option contracts was $(12,595).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,989,082	$—	$—	$1,989,082
Short-Term Investment	495	—	—	495
TOTAL INVESTMENTS	$1,989,577	$—	$—	$1,989,577
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(7,421)	$—	$—	$(7,421)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(7,421)	$—	$—	$(7,421)
See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Financial Select Sector SPDR ETF	—	$—	$1,994,089	$81,791	$2,545	$74,239	36,317	$1,989,082	$10,320
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	79,411	78,916	—	—	495	495	89
Total		$—	$2,073,500	$160,707	$2,545	$74,239		$1,989,577	$10,409
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.5%
State Street Health Care Select Sector SPDR ETF (a) (b) (Cost $11,429,273)	75,486	$11,685,233
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $585)	585	585
TOTAL INVESTMENTS — 100.5% (Cost $11,429,858)		11,685,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(61,604)
NET ASSETS — 100.0%		$11,624,214

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Health Care Select Sector SPDR ETF	N/A	USD 157	01/16/2026	(662)	USD (10,393,400)	$ (53,953)	$(76,206)	$22,253
State Street Health Care Select Sector SPDR ETF	N/A	USD 158	01/16/2026	(84)	USD (1,327,200)	(5,586)	(6,888)	1,302
						$(59,539)	$(83,094)	$23,555

During the period ended December 31, 2025, the average value related to written call option contracts was $(39,430).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$11,685,233	$—	$—	$11,685,233
Short-Term Investment	585	—	—	585
TOTAL INVESTMENTS	$11,685,818	$—	$—	$11,685,818
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(59,539)	$—	$—	$(59,539)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(59,539)	$—	$—	$(59,539)
See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Health Care Select Sector SPDR ETF	—	$—	$11,553,305	$124,687	$655	$255,960	75,486	$11,685,233	$49,805
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	300,526	299,941	—	—	585	585	238
Total		$—	$11,853,831	$424,628	$655	$255,960		$11,685,818	$50,043
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.5%
State Street Industrial Select Sector SPDR ETF (a) (b) (Cost $1,235,626)	8,043	$1,247,630
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $218)	218	218
TOTAL INVESTMENTS — 100.5% (Cost $1,235,844)		1,247,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,261)
NET ASSETS — 100.0%		$1,241,587

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Industrial Select Sector SPDR ETF	N/A	USD 157	01/16/2026	(64)	USD (1,004,800)	$ (5,536)	$(7,236)	$1,700
State Street Industrial Select Sector SPDR ETF	N/A	USD 159	01/16/2026	(15)	USD (238,500)	(487)	(1,528)	1,041
						$(6,023)	$(8,764)	$2,741

During the period ended December 31, 2025, the average value related to written call option contracts was $(8,017).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,247,630	$—	$—	$1,247,630
Short-Term Investment	218	—	—	218
TOTAL INVESTMENTS	$1,247,848	$—	$—	$1,247,848
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(6,023)	$—	$—	$(6,023)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,023)	$—	$—	$(6,023)
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Industrial Select Sector SPDR ETF	—	$—	$1,254,639	$19,037	$24	$12,004	8,043	$1,247,630	$7,507
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	51,325	51,107	—	—	218	218	74
Total		$—	$1,305,964	$70,144	$24	$12,004		$1,247,848	$7,581
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.7%
State Street Materials Select Sector SPDR ETF (a) (b) (Cost $2,097,605)	47,197	$2,140,384
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $2,976)	2,976	2,976
TOTAL INVESTMENTS — 100.8% (Cost $2,100,581)		2,143,360
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(17,817)
NET ASSETS — 100.0%		$2,125,543

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Materials Select Sector SPDR ETF	N/A	USD 46	01/16/2026	(468)	USD (2,152,800)	$ (17,316)	$(20,592)	$3,276

During the period ended December 31, 2025, the average value related to written call option contracts was $(19,153).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,140,384	$—	$—	$2,140,384
Short-Term Investment	2,976	—	—	2,976
TOTAL INVESTMENTS	$2,143,360	$—	$—	$2,143,360
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(17,316)	$—	$—	$(17,316)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(17,316)	$—	$—	$(17,316)
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$149,022	$146,046	$—	$—	2,976	$2,976	$117
State Street Materials Select Sector SPDR ETF	—	—	2,251,458	153,547	(306)	42,779	47,197	2,140,384	20,625
Total		$—	$2,400,480	$299,593	$(306)	$42,779		$2,143,360	$20,742
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET REAL ESTATE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.5%
State Street Real Estate Select Sector SPDR ETF (a) (b) (Cost $1,497,086)	35,305	$1,424,557
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $879)	879	879
TOTAL INVESTMENTS — 100.6% (Cost $1,497,965)		1,425,436
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(8,256)
NET ASSETS — 100.0%		$1,417,180

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Real Estate Select Sector SPDR ETF	N/A	USD 41	01/16/2026	(352)	USD (1,443,200)	$ (7,920)	$(11,969)	$4,049

During the period ended December 31, 2025, the average value related to written call option contracts was $(10,970).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,424,557	$—	$—	$1,424,557
Short-Term Investment	879	—	—	879
TOTAL INVESTMENTS	$1,425,436	$—	$—	$1,425,436
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(7,920)	$—	$—	$(7,920)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(7,920)	$—	$—	$(7,920)
See accompanying notes to financial statements.

STATE STREET REAL ESTATE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$93,250	$92,371	$—	$—	879	$879	$105
State Street Real Estate Select Sector SPDR ETF	—	—	1,547,188	48,395	(1,707)	(72,529)	35,305	1,424,557	26,828
Total		$—	$1,640,438	$140,766	$(1,707)	$(72,529)		$1,425,436	$26,933
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 101.3%
State Street Technology Select Sector SPDR ETF (a) (b) (Cost $4,066,400)	28,555	$4,111,064
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $3,046)	3,046	3,046
TOTAL INVESTMENTS — 101.4% (Cost $4,069,446)		4,114,110
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(57,241)
NET ASSETS — 100.0%		$4,056,869

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Technology Select Sector SPDR ETF	N/A	USD 145	01/16/2026	(285)	USD (4,132,500)	$ (56,430)	$(37,042)	$(19,388)

During the period ended December 31, 2025, the average value related to written call option contracts was $(35,770).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,111,064	$—	$—	$4,111,064
Short-Term Investment	3,046	—	—	3,046
TOTAL INVESTMENTS	$4,114,110	$—	$—	$4,114,110
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(56,430)	$—	$—	$(56,430)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(56,430)	$—	$—	$(56,430)
See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$227,253	$224,207	$—	$—	3,046	$3,046	$207
State Street Technology Select Sector SPDR ETF	—	—	4,222,553	152,214	(3,939)	44,664	28,555	4,111,064	7,685
Total		$—	$4,449,806	$376,421	$(3,939)	$44,664		$4,114,110	$7,892
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.3%
State Street Utilities Select Sector SPDR ETF (a) (b) (Cost $5,615,930)	128,548	$5,487,714
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d) (Cost $9,036)	9,036	9,036
TOTAL INVESTMENTS — 100.5% (Cost $5,624,966)		5,496,750
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(25,469)
NET ASSETS — 100.0%		$5,471,281

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.

The Fund had the following written call options contracts at December 31, 2025:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Utilities Select Sector SPDR ETF	N/A	USD 44	01/16/2026	(1,110)	USD (4,828,500)	$ (22,755)	$(41,070)	$18,315
State Street Utilities Select Sector SPDR ETF	N/A	USD 44	01/16/2026	(166)	USD (730,400)	(1,660)	(2,324)	664
						$(24,415)	$(43,394)	$18,979

During the period ended December 31, 2025, the average value related to written call option contracts was $(21,852).
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$5,487,714	$—	$—	$5,487,714
Short-Term Investment	9,036	—	—	9,036
TOTAL INVESTMENTS	$5,496,750	$—	$—	$5,496,750
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(24,415)	$—	$—	$(24,415)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(24,415)	$—	$—	$(24,415)
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025

Affiliate Table
	Number of Shares Held at 7/30/25*	Value at 7/30/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$264,639	$255,603	$—	$—	9,036	$9,036	$208
State Street Utilities Select Sector SPDR ETF	—	—	5,818,784	197,330	(5,524)	(128,216)	128,548	5,487,714	44,519
Total		$—	$6,083,423	$452,933	$(5,524)	$(128,216)		$5,496,750	$44,727
*	Commencement of operations.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Communication Services Select Sector SPDR Premium Income ETF	State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	State Street Consumer Staples Select Sector SPDR Premium Income ETF	State Street Energy Select Sector SPDR Premium Income ETF
ASSETS
Investments in affiliated issuers, at value	$1,527,471	$1,228,568	$1,414,950	$4,611,333
Net cash at broker	—	—	—	—
Dividends receivable — affiliated issuers	10	22	13	62
TOTAL ASSETS	1,527,481	1,228,590	1,414,963	4,611,395
LIABILITIES
Due to custodian	—	—	—	—
Written options, at value	15,803	2,244	724	32,837
Advisory fee payable	338	286	326	867
Accrued expenses and other liabilities	27	22	21	22
TOTAL LIABILITIES	16,168	2,552	1,071	33,726
NET ASSETS	$1,511,313	$1,226,038	$1,413,892	$4,577,669
NET ASSETS CONSIST OF:
Paid-in capital	$1,423,727	$1,174,576	$1,468,680	$4,585,228
Total distributable earnings (loss)	87,586	51,462	(54,788)	(7,559)
NET ASSETS	$1,511,313	$1,226,038	$1,413,892	$4,577,669
NET ASSET VALUE PER SHARE
Net asset value per share	$25.19	$24.52	$23.56	$24.09
Shares outstanding (unlimited amount authorized, $0.01 par value)	60,000	50,000	60,000	190,000
COST OF INVESTMENTS:
Investments in affiliated issuers	1,386,315	1,158,802	1,475,553	4,636,029
Written options premium received	$12,126	$9,175	$6,738	$54,577
See accompanying notes to financial statements.

State Street Financial Select Sector SPDR Premium Income ETF	State Street Health Care Select Sector SPDR Premium Income ETF	State Street Industrial Select Sector SPDR Premium Income ETF	State Street Materials Select Sector SPDR Premium Income ETF	State Street Real Estate Select Sector SPDR Premium Income ETF	State Street Technology Select Sector SPDR Premium Income ETF	State Street Utilities Select Sector SPDR Premium Income ETF

$1,989,577	$11,685,818	$1,247,848	$2,143,360	$1,425,436	$4,114,110	$5,496,750
—	6,888	—	—	—	—	—
13	171	11	21	18	2,460	74
1,989,590	11,692,877	1,247,859	2,143,381	1,425,454	4,116,570	5,496,824

—	6,888	—	—	—	2,376	—
7,421	59,539	6,023	17,316	7,920	56,430	24,415
460	2,216	228	489	330	875	1,108
21	20	21	33	24	20	20
7,902	68,663	6,272	17,838	8,274	59,701	25,543
$1,981,688	$11,624,214	$1,241,587	$2,125,543	$1,417,180	$4,056,869	$5,471,281

$1,944,995	$11,361,692	$1,226,869	$2,123,583	$1,486,906	$4,055,843	$5,599,584
36,693	262,522	14,718	1,960	(69,726)	1,026	(128,303)
$1,981,688	$11,624,214	$1,241,587	$2,125,543	$1,417,180	$4,056,869	$5,471,281

$24.77	$26.42	$24.83	$23.62	$23.62	$25.36	$23.79
80,000	440,000	50,000	90,000	60,000	160,000	230,000

1,915,338	11,429,858	1,235,844	2,100,581	1,497,965	4,069,446	5,624,966
$12,670	$83,094	$8,764	$20,592	$11,969	$37,042	$43,394

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Period July 30, 2025* to December 31, 2025

	State Street Communication Services Select Sector SPDR Premium Income ETF	State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	State Street Consumer Staples Select Sector SPDR Premium Income ETF	State Street Energy Select Sector SPDR Premium Income ETF
INVESTMENT INCOME
Dividend income — affiliated issuers	$10,473	$4,873	$19,859	$43,752
EXPENSES
Advisory fee	1,686	1,407	1,401	2,579
Trustees’ fees and expenses	5	5	5	5
Miscellaneous expenses	26	21	20	21
TOTAL EXPENSES	1,717	1,433	1,426	2,605
NET INVESTMENT INCOME (LOSS)	$8,756	$3,440	$18,433	$41,147
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	6,755	4,841	(695)	(4,071)
In-kind redemptions — affiliated issuers	2,313	—	—	9,142
Written options	(56,648)	(22,392)	16,808	71,203
Net realized gain (loss)	(47,580)	(17,551)	16,113	76,274
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	141,156	69,766	(60,603)	(24,696)
Written options	(3,677)	6,931	6,014	21,740
Net change in unrealized appreciation/depreciation	137,479	76,697	(54,589)	(2,956)
NET REALIZED AND UNREALIZED GAIN (LOSS)	89,899	59,146	(38,476)	73,318
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$98,655	$62,586	$(20,043)	$114,465
See accompanying notes to financial statements.

State Street Financial Select Sector SPDR Premium Income ETF	State Street Health Care Select Sector SPDR Premium Income ETF	State Street Industrial Select Sector SPDR Premium Income ETF	State Street Materials Select Sector SPDR Premium Income ETF	State Street Real Estate Select Sector SPDR Premium Income ETF	State Street Technology Select Sector SPDR Premium Income ETF	State Street Utilities Select Sector SPDR Premium Income ETF

$10,409	$50,043	$7,581	$20,742	$26,933	$7,892	$44,727

1,609	3,685	1,132	2,285	1,625	2,510	3,042
5	5	5	5	5	5	5
19	19	18	34	22	19	19
1,633	3,709	1,155	2,324	1,652	2,534	3,066
$8,776	$46,334	$6,426	$18,418	$25,281	$5,358	$41,661

2,545	655	24	(306)	(1,707)	(3,939)	(5,524)
—	—	—	—	—	—	—
(10,606)	22,264	36,264	13,773	42,323	88,968	(13,453)
(8,061)	22,919	36,288	13,467	40,616	85,029	(18,977)

74,239	255,960	12,004	42,779	(72,529)	44,664	(128,216)
5,249	23,555	2,741	3,276	4,049	(19,388)	18,979
79,488	279,515	14,745	46,055	(68,480)	25,276	(109,237)
71,427	302,434	51,033	59,522	(27,864)	110,305	(128,214)
$80,203	$348,768	$57,459	$77,940	$(2,583)	$115,663	$(86,553)

*	Commencement of operations.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the Period July 30, 2025* to December 31, 2025

	State Street Communication Services Select Sector SPDR Premium Income ETF	State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,756	$3,440
Net realized gain (loss)	(47,580)	(17,551)
Net change in unrealized appreciation/depreciation	137,479	76,697
Net increase (decrease) in net assets resulting from operations	98,655	62,586
Distributions to shareholders	(11,069)	(11,124)
Return of capital	(68,095)	(71,852)
Total Distributions to shareholders	(79,164)	(82,976)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,236,887	1,246,428
Cost of shares redeemed	(745,065)	—
Net increase (decrease) in net assets from beneficial interest transactions	1,491,822	1,246,428
Net increase (decrease) in net assets during the period	1,511,313	1,226,038
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$1,511,313	$1,226,038
SHARES OF BENEFICIAL INTEREST:
Shares sold	90,000	50,000
Shares redeemed	(30,000)	—
Net increase (decrease) from share transactions	60,000	50,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street Consumer Staples Select Sector SPDR Premium Income ETF	State Street Energy Select Sector SPDR Premium Income ETF	State Street Financial Select Sector SPDR Premium Income ETF	State Street Health Care Select Sector SPDR Premium Income ETF	State Street Industrial Select Sector SPDR Premium Income ETF	State Street Materials Select Sector SPDR Premium Income ETF

$18,433	$41,147	$8,776	$46,334	$6,426	$18,418
16,113	76,274	(8,061)	22,919	36,288	13,467
(54,589)	(2,956)	79,488	279,515	14,745	46,055
(20,043)	114,465	80,203	348,768	57,459	77,940
(34,745)	(122,024)	(43,510)	(86,246)	(42,741)	(75,980)
(31,528)	(135,874)	(38,739)	(161,579)	(14,227)	(78,815)
(66,273)	(257,898)	(82,249)	(247,825)	(56,968)	(154,795)

1,500,208	5,470,040	1,983,734	11,523,271	1,241,096	2,202,398
—	(748,938)	—	—	—	—
1,500,208	4,721,102	1,983,734	11,523,271	1,241,096	2,202,398
1,413,892	4,577,669	1,981,688	11,624,214	1,241,587	2,125,543
—	—	—	—	—	—
$1,413,892	$4,577,669	$1,981,688	$11,624,214	$1,241,587	$2,125,543

60,000	220,000	80,000	440,000	50,000	90,000
—	(30,000)	—	—	—	—
60,000	190,000	80,000	440,000	50,000	90,000

*	Commencement of operations.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Period July 30, 2025* to December 31, 2025

	State Street Real Estate Select Sector SPDR Premium Income ETF	State Street Technology Select Sector SPDR Premium Income ETF
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,281	$5,358
Net realized gain (loss)	40,616	85,029
Net change in unrealized appreciation/depreciation	(68,480)	25,276
Net increase (decrease) in net assets resulting from operations	(2,583)	115,663
Distributions to shareholders	(67,143)	(114,637)
Return of capital	(30,116)	(103,049)
Total Distributions to shareholders	(97,259)	(217,686)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,517,022	4,158,892
Net increase (decrease) in net assets from beneficial interest transactions	1,517,022	4,158,892
Net increase (decrease) in net assets during the period	1,417,180	4,056,869
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$1,417,180	$4,056,869
SHARES OF BENEFICIAL INTEREST:
Shares sold	60,000	160,000
Net increase (decrease) from share transactions	60,000	160,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street Utilities Select Sector SPDR Premium Income ETF

$41,661
(18,977)
(109,237)
(86,553)
(41,750)
(183,159)
(224,909)

5,782,743
5,782,743
5,471,281
—
$5,471,281

230,000
230,000

*	Commencement of operations.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

State Street Communication Services Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15
Net realized and unrealized gain (loss) (b)	1.57
Total from investment operations	1.72
Distributions to shareholders from:
Net investment income	(0.19)
Return of capital	(1.13)
Total distributions	(1.32)
Net asset value, end of period	$25.19
Total return (c)	7.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,511
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	1.40%(e)
Portfolio turnover rate (f)	1%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss) (b)	1.29
Total from investment operations	1.36
Distributions to shareholders from:
Net investment income	(0.22)
Return of capital	(1.44)
Total distributions	(1.66)
Net asset value, end of period	$24.52
Total return (c)	5.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,226
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	0.66%(e)
Portfolio turnover rate (f)	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Consumer Staples Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$25.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37
Net realized and unrealized gain (loss) (b)	(0.71)
Total from investment operations	(0.34)
Distributions to shareholders from:
Net investment income	(0.66)
Return of capital	(0.60)
Total distributions	(1.26)
Net asset value, end of period	$23.56
Total return (c)	(1.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,414
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	3.55%(e)
Portfolio turnover rate (f)	1%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Energy Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$25.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45
Net realized and unrealized gain (loss) (b)	0.85
Total from investment operations	1.30
Distributions to shareholders from:
Net investment income	(1.16)
Return of capital	(1.29)
Total distributions	(2.45)
Net asset value, end of period	$24.09
Total return (c)	5.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,578
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	4.27%(e)
Portfolio turnover rate (f)	4%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Financial Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16
Net realized and unrealized gain (loss) (b)	1.12
Total from investment operations	1.28
Distributions to shareholders from:
Net investment income	(0.73)
Return of capital	(0.65)
Total distributions	(1.38)
Net asset value, end of period	$24.77
Total return (c)	5.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,982
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	1.48%(e)
Portfolio turnover rate (f)	1%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Health Care Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.38
Net realized and unrealized gain (loss) (b)	2.71
Total from investment operations	3.09
Distributions to shareholders from:
Net investment income	(0.52)
Return of capital	(0.99)
Total distributions	(1.51)
Net asset value, end of period	$26.42
Total return (c)	12.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,624
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	3.41%(e)
Portfolio turnover rate (f)	1%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Industrial Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.71
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16
Net realized and unrealized gain (loss) (b)	1.32
Total from investment operations	1.48
Distributions to shareholders from:
Net investment income	(1.02)
Return of capital	(0.34)
Total distributions	(1.36)
Net asset value, end of period	$24.83
Total return (c)	6.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,242
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	1.53%(e)
Portfolio turnover rate (f)	1%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Materials Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$24.90
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22
Net realized and unrealized gain (loss) (b)	0.32
Total from investment operations	0.54
Distributions to shareholders from:
Net investment income	(0.89)
Return of capital	(0.93)
Total distributions	(1.82)
Net asset value, end of period	$23.62
Total return (c)	2.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,126
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	2.17%(e)
Portfolio turnover rate (f)	3%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Real Estate Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$25.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44
Net realized and unrealized gain (loss) (b)	(0.61)
Total from investment operations	(0.17)
Distributions to shareholders from:
Net investment income	(1.12)
Return of capital	(0.50)
Total distributions	(1.62)
Net asset value, end of period	$23.62
Total return (c)	(0.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,417
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	4.20%(e)
Portfolio turnover rate (f)	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Technology Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$25.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss) (b)	2.45
Total from investment operations	2.51
Distributions to shareholders from:
Net investment income	(1.11)
Return of capital	(1.05)
Total distributions	(2.16)
Net asset value, end of period	$25.36
Total return (c)	10.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,057
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	0.57%(e)
Portfolio turnover rate (f)	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street Utilities Select Sector SPDR Premium Income ETF
For the Period 7/30/25*- 12/31/25
Net asset value, beginning of period	$25.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39
Net realized and unrealized gain (loss) (b)	(0.19)
Total from investment operations	0.20
Distributions to shareholders from:
Net investment income	(0.32)
Return of capital	(1.38)
Total distributions	(1.70)
Net asset value, end of period	$23.79
Total return (c)	0.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,471
Ratios to average net assets:
Total expenses (d)	0.27%(e)
Net investment income (loss)	3.68%(e)
Portfolio turnover rate (f)	1%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of twenty-two (22) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street Communication Services Select Sector SPDR Premium Income ETF
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
State Street Consumer Staples Select Sector SPDR Premium Income ETF
State Street Energy Select Sector SPDR Premium Income ETF
State Street Financial Select Sector SPDR Premium Income ETF
State Street Health Care Select Sector SPDR Premium Income ETF
State Street Industrial Select Sector SPDR Premium Income ETF
State Street Materials Select Sector SPDR Premium Income ETF
State Street Real Estate Select Sector SPDR Premium Income ETF
State Street Technology Select Sector SPDR Premium Income ETF
State Street Utilities Select Sector SPDR Premium Income ETF
Each of the Funds was formed on July 29, 2025 and commenced operations on July 30, 2025. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Options are priced at their readily available market quotations on the principal market on which they are traded on the valuation date. Such readily available market quotations will generally reflect the mean of the last reported bid and ask prices. If the mean of the last reported bid and ask prices are deemed to be unavailable or unreliable, the last reported sale or official closing price, or an intrinsic value may be considered to value the option in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Some portion of each distribution may result in a return of capital. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Options Contracts
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended December 31, 2025, all the Funds entered into option contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

The following tables summarize the value of each Fund's derivative instruments as of December 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR Premium Income ETF
Written Options	$—	$—	$—	$15,803	$—	$15,803
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
Written Options	—	—	—	2,244	—	2,244
State Street Consumer Staples Select Sector SPDR Premium Income ETF
Written Options	—	—	—	724	—	724
State Street Energy Select Sector SPDR Premium Income ETF
Written Options	—	—	—	32,837	—	32,837
State Street Financial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	7,421	—	7,421
State Street Health Care Select Sector SPDR Premium Income ETF
Written Options	—	—	—	59,539	—	59,539
State Street Industrial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	6,023	—	6,023
State Street Materials Select Sector SPDR Premium Income ETF
Written Options	—	—	—	17,316	—	17,316
State Street Real Estate Select Sector SPDR Premium Income ETF
Written Options	—	—	—	7,920	—	7,920
State Street Technology Select Sector SPDR Premium Income ETF
Written Options	—	—	—	56,430	—	56,430
State Street Utilities Select Sector SPDR Premium Income ETF
Written Options	—	—	—	24,415	—	24,415

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR Premium Income ETF
Written Options	$—	$—	$—	$(56,648)	$—	$(56,648)
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(22,392)	—	(22,392)
State Street Consumer Staples Select Sector SPDR Premium Income ETF
Written Options	—	—	—	16,808	—	16,808
State Street Energy Select Sector SPDR Premium Income ETF
Written Options	—	—	—	71,203	—	71,203
State Street Financial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(10,606)	—	(10,606)
State Street Health Care Select Sector SPDR Premium Income ETF
Written Options	—	—	—	22,264	—	22,264
State Street Industrial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	36,264	—	36,264
State Street Materials Select Sector SPDR Premium Income ETF
Written Options	—	—	—	13,773	—	13,773
State Street Real Estate Select Sector SPDR Premium Income ETF
Written Options	—	—	—	42,323	—	42,323
State Street Technology Select Sector SPDR Premium Income ETF
Written Options	—	—	—	88,968	—	88,968
State Street Utilities Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(13,453)	—	(13,453)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR Premium Income ETF
Written Options	$—	$—	$—	$(3,677)	$—	$(3,677)
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF
Written Options	—	—	—	6,931	—	6,931
State Street Consumer Staples Select Sector SPDR Premium Income ETF
Written Options	—	—	—	6,014	—	6,014
State Street Energy Select Sector SPDR Premium Income ETF
Written Options	—	—	—	21,740	—	21,740
State Street Financial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	5,249	—	5,249
State Street Health Care Select Sector SPDR Premium Income ETF
Written Options	—	—	—	23,555	—	23,555
State Street Industrial Select Sector SPDR Premium Income ETF
Written Options	—	—	—	2,741	—	2,741
State Street Materials Select Sector SPDR Premium Income ETF
Written Options	—	—	—	3,276	—	3,276
State Street Real Estate Select Sector SPDR Premium Income ETF
Written Options	—	—	—	4,049	—	4,049
State Street Technology Select Sector SPDR Premium Income ETF
Written Options	—	—	—	(19,388)	—	(19,388)
State Street Utilities Select Sector SPDR Premium Income ETF
Written Options	—	—	—	18,979	—	18,979
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) of 0.35% that is accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes). Each Fund's Management Fee was reduced by the acquired fund fees and expenses for the period ended December 31, 2025, and, as a result, the net annualized Management Fee was 0.27% for each Fund.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedules of Investments.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
State Street Communication Services Select Sector SPDR Premium Income ETF	$12,354	$127,526
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	24,646	118,813
State Street Consumer Staples Select Sector SPDR Premium Income ETF	7,665	30,200
State Street Energy Select Sector SPDR Premium Income ETF	83,061	180,675
State Street Financial Select Sector SPDR Premium Income ETF	11,810	81,791
State Street Health Care Select Sector SPDR Premium Income ETF	37,878	124,688
State Street Industrial Select Sector SPDR Premium Income ETF	14,033	19,037
State Street Materials Select Sector SPDR Premium Income ETF	50,664	153,547
State Street Real Estate Select Sector SPDR Premium Income ETF	30,414	48,395
State Street Technology Select Sector SPDR Premium Income ETF	46,546	152,214
State Street Utilities Select Sector SPDR Premium Income ETF	38,960	197,330
For the year ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Communication Services Select Sector SPDR Premium Income ETF	$2,238,015	$746,003	$2,313
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	1,246,139	—	—
State Street Consumer Staples Select Sector SPDR Premium Income ETF	1,498,309	—	—
State Street Energy Select Sector SPDR Premium Income ETF	5,471,786	745,170	9,142
State Street Financial Select Sector SPDR Premium Income ETF	1,982,279	—	—
State Street Health Care Select Sector SPDR Premium Income ETF	11,515,427	—	—
State Street Industrial Select Sector SPDR Premium Income ETF	1,240,606	—	—
State Street Materials Select Sector SPDR Premium Income ETF	2,200,794	—	—

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Real Estate Select Sector SPDR Premium Income ETF	$1,516,774	$—	$—
State Street Technology Select Sector SPDR Premium Income ETF	4,176,007	—	—
State Street Utilities Select Sector SPDR Premium Income ETF	5,779,824	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, nontaxable dividend adjustments to income, straddle adjustments, wash sale loss deferrals, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Communication Services Select Sector SPDR Premium Income ETF	$11,069	$—	$68,095	$79,164
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	11,124	—	71,852	82,976
State Street Consumer Staples Select Sector SPDR Premium Income ETF	34,745	—	31,528	66,273
State Street Energy Select Sector SPDR Premium Income ETF	122,024	—	135,874	257,898
State Street Financial Select Sector SPDR Premium Income ETF	43,510	—	38,739	82,249
State Street Health Care Select Sector SPDR Premium Income ETF	86,246	—	161,579	247,825
State Street Industrial Select Sector SPDR Premium Income ETF	42,741	—	14,227	56,968
State Street Materials Select Sector SPDR Premium Income ETF	75,980	—	78,815	154,795
State Street Real Estate Select Sector SPDR Premium Income ETF	67,143	—	30,116	97,259
State Street Technology Select Sector SPDR Premium Income ETF	114,637	—	103,049	217,686

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
State Street Utilities Select Sector SPDR Premium Income ETF	$41,750	$—	$183,159	$224,909
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Other Accumulated Losses	Total
State Street Communication Services Select Sector SPDR Premium Income ETF	$—	$(16,818)	$—	$137,479	$(33,075)	$87,586
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	—	—	—	76,691	(25,229)	51,462
State Street Consumer Staples Select Sector SPDR Premium Income ETF	—	—	—	(54,734)	(54)	(54,788)
State Street Energy Select Sector SPDR Premium Income ETF	—	—	—	(7,559)	—	(7,559)
State Street Financial Select Sector SPDR Premium Income ETF	—	—	—	79,429	(42,736)	36,693
State Street Health Care Select Sector SPDR Premium Income ETF	—	—	—	278,848	(16,326)	262,522
State Street Industrial Select Sector SPDR Premium Income ETF	—	—	—	14,737	(19)	14,718
State Street Materials Select Sector SPDR Premium Income ETF	—	—	—	44,745	(42,785)	1,960
State Street Real Estate Select Sector SPDR Premium Income ETF	—	—	—	(69,479)	(247)	(69,726)
State Street Technology Select Sector SPDR Premium Income ETF	—	—	—	21,336	(20,310)	1,026
State Street Utilities Select Sector SPDR Premium Income ETF	—	—	—	(115,467)	(12,836)	(128,303)
As of December 31, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Communication Services Select Sector SPDR Premium Income ETF	$16,818	$—
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Communication Services Select Sector SPDR Premium Income ETF	$1,386,315	$137,479	$—	$137,479
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF	1,158,808	76,691	—	76,691
State Street Consumer Staples Select Sector SPDR Premium Income ETF	1,475,698	—	54,734	(54,734)
State Street Energy Select Sector SPDR Premium Income ETF	4,640,632	—	7,559	(7,559)
State Street Financial Select Sector SPDR Premium Income ETF	1,915,397	79,429	—	79,429
State Street Health Care Select Sector SPDR Premium Income ETF	11,430,525	278,848	—	278,848
State Street Industrial Select Sector SPDR Premium Income ETF	1,235,852	14,737	—	14,737
State Street Materials Select Sector SPDR Premium Income ETF	2,101,891	44,745	—	44,745
State Street Real Estate Select Sector SPDR Premium Income ETF	1,498,964	—	69,479	(69,479)
State Street Technology Select Sector SPDR Premium Income ETF	4,073,386	21,336	—	21,336
State Street Utilities Select Sector SPDR Premium Income ETF	5,631,196	—	115,467	(115,467)
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025

recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.    Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds' financial statements.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Select Sector SPDR® Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Select Sector SPDR® Trust comprising State Street® Communication Services Select Sector SPDR® Premium Income ETF,  State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF, State Street® Consumer Staples Select Sector SPDR® Premium Income ETF, State Street® Energy Select Sector SPDR® Premium Income ETF, State Street® Financial Select Sector SPDR® Premium Income ETF, State Street® Health Care Select Sector SPDR® Premium Income ETF, State Street® Industrial Select Sector SPDR® Premium Income ETF, State Street® Materials Select Sector SPDR® Premium Income ETF, State Street® Real Estate Select Sector SPDR® Premium Income ETF, State Street® Technology Select Sector SPDR® Premium Income ETF, and State Street® Utilities Select Sector SPDR® Premium Income ETF (the “Funds”) as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the period from July 30, 2025 (commencement of operations) through December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets and the financial highlights for the period from July 30, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by SSGA Funds Management, Inc. since 2023.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 24, 2026

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2025, are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
December 31, 2025 (Unaudited)

Investment Advisory Agreement for the New Funds
At a meeting held on May 1, 2025 (the “May Meeting”), the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) of The Select Sector SPDR® Trust (the “Trust”) met separately with their independent legal counsel to consider the approval of an initial Investment Advisory Agreement dated July 21, 2025 (the “New Funds Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to 11 new Select Sector SPDR® Premium Income series of the Trust (the “New Funds”), and in connection with that consideration, they reviewed information presented by the Adviser, State Street and others related to the services the Adviser will be providing to the New Funds under the New Funds Agreement.
At a meeting held on April 10, 2025 (the “April Meeting”) and the May Meeting, the Independent Trustees also considered renewal of the Amended and Restated Investment Advisory Agreement, as amended (the “Agreement”), with respect to the other existing 11 series of the Trust (the “Existing Funds” and collectively with the New Funds, the “Funds”).  The April Meeting and May Meeting included presentations regarding the New Funds by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions.  Following the April Meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those materials were considered at the May Meeting, during which the Independent Trustees also met separately with their independent legal counsel.  In deciding whether to approve the New Funds Agreement, the Trustees considered various factors, including, among others, (i) the nature, extent and quality of the services to be provided by the Adviser under the New Funds Agreement, (ii) the investment objective and strategy for the New Funds, (iii) the projected costs to the Adviser of its services and the estimated profits and other benefits to be realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, (iv) the extent to which economies of scale would be realized if and as the New Funds grow and whether the fee levels in the New Funds Agreement reflect a sharing of any such economies of scale and (v) the unitary paid under the New Funds Agreement compared to the fees paid by comparable funds.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust with regard to services currently provided by the Adviser to the Existing Funds, as well as on the materials provided at their regular quarterly board meetings and those provided specifically for purposes of reviewing the New Funds Agreement, including with respect to the New Funds. They noted that under the New Funds Agreement the Adviser is responsible for: (i) bearing certain operational expenses of the New Funds under the unitary fee arrangement, (ii) managing the investment operations of each of the New Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (iii) providing necessary and appropriate reports and information to the Trustees; (iv) maintaining all necessary books and records pertaining to the Trust’s securities transactions; and (v) furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the New Funds, as exchange-traded funds (“ETFs”) investing in underlying ETFs that invest in sectors of the S&P 500 Index and writing ETF options, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the New Funds. They also considered the resources, operational structures and practices of the Adviser in managing the portfolios of the other series of the Trust, in monitoring and securing compliance by each other series of the Trust with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors Trusty Company, with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally, and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the New Funds could be expected to be appropriate and of high quality.
Profitability to the Adviser and its Affiliates
The Trustees considered the profitability of the advisory arrangement with the New Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Sub-Administrator, Transfer Agent, Custodian and Fund Accountant. The Trustees reviewed with representatives from both the Adviser and State Street the methods by which expenses were allocated to the Trust and to each of the other series of the Trust. On the basis of this information and discussions at the April Meeting and the May Meeting, the Trustees concluded that the projected profitability was not such as to render the advisory fee to be paid by the New Funds to be excessive.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
December 31, 2025 (Unaudited)

Other Benefits to the Adviser or its Affiliates
In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser will not use the Funds’ assets for, or participate in, third party soft dollar arrangements. It was further noted that the Trust’s brokerage transactions will not be effected through the Adviser or any of its affiliates. The Trustees noted that the Adviser serves as Administrator to the Trust; State Street, an affiliate of the Adviser, serves as Sub-Administrator, Transfer Agent, Custodian and Fund Accountant for the Trust; and State Street Global Advisors Fund Distributors, LLC (“SSGA FD”), an affiliate of the Adviser, serves as the New Funds’ Distributor.  At the May Meeting, the Trustees approved the Adviser, State Street, and SSGA FD serving in these roles for the New Funds. The Trustees also noted that the New Funds may invest in registered money market funds advised by the Adviser for cash management purposes and from which the Adviser receives a fee. The Trustees considered that, based on their review of the arrangements for those services, any benefit the Adviser or the Adviser’s affiliates will receive from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust or will derive other benefits from their relationships with the New Funds, those benefits are not such as to render the Adviser’s fees excessive.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New Funds’ assets grow in size. The Board noted that the advisory fee rate for the New Funds does not provide for breakpoints as assets of the New Funds increase. However, the Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New Funds grow in size and assess whether fee breakpoints may be warranted.
Comparison of Fees and Expense Ratios
In order  to better evaluate the New Funds’ proposed unitary fee, the Independent Trustees requested information with respect to expense ratios and fees of comparable funds, and the Adviser provided: (1) comparative data from Broadridge Financial Solutions, Inc. (“Broadridge”) on peer funds, and (2) expense ratios of peer ETFs with a similar investment classification/objective. The Trustees found that, because of the distinctive nature of the New Funds, the universe of comparable funds and accounts was limited. The Trustees also considered that the unitary fee will be reduced by acquired fund fees and expenses. Based on all of the information provided, the Board concluded that the unitary advisory fee to be charged to the New Funds was reasonable and appropriate in light of the services to be provided and the administrative, operational, and management oversight costs for the Adviser.
Conclusion
Based on their review, the Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, approved the New Funds Agreement for each New Fund.  In deciding to approve the New Funds Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors. They reasoned that, considered in themselves, the nature and extent of the services to be provided by the Adviser were expected to be appropriate, that the performance of the other series of the Trust had been satisfactory, and that the Adviser could be expected to provide services of high quality. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New Funds was appropriate; (b) the Adviser’s unitary fee for the New Funds, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: March 6, 2026